Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 2,760	$ (104,468)	$ 98
U.S. Federal and State | Research and Development Tax Credits
Income Tax Rate Reconciliation [Line Items]
Tax credit carryforwards	42,462
Charged to Costs and Expenses
Income Tax Rate Reconciliation [Line Items]
Increase (decrease) in valuation allowance	125,347	87,552	70,782
Charged to Other Accounts
Income Tax Rate Reconciliation [Line Items]
Increase (decrease) in valuation allowance	0	4,916	0
Deductions
Income Tax Rate Reconciliation [Line Items]
Increase (decrease) in valuation allowance	$ 0	$ (99,793)	$ 0